Offerings	Jun. 02, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Senior
Maximum Aggregate Offering Price	$ 1,243,941,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 171,788.31
Offering Note	1(a) Pursuant to Rule 415(a)(6) under the Securities Act, the US$20,000,000,000 of securities covered by this Registration Statement includes US$1,664,785,889.70 aggregate principal amount or offering price of the Registrant's senior debt securities that were unsold as of June 2, 2026 (the "Unsold Securities") that were previously registered by the Registrant on the Registration Statement on Form F-3 under the Securities Act (File No. 333-272447) filed on June 6, 2023, as amended by Pre-Effective Amendment No. 1 thereto filed on September 1, 2023 (the "Prior Registration Statement"). Pursuant to Rule 415(a) (6) under the Securities Act, US$183,459.41 of filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. In accordance with Rule 415(a)(5), the Registrant may continue to offer and sell the securities covered by the Prior Registration Statement until the effective date of this Registration Statement. The Registrant paid $2,360,304.76 in connection with the initial filing of this Registration Statement on March 5, 2026, and the remaining $171,788.31 of filing fees are being paid concurrent with the filing of this Pre-Effective Amendment No. 1. 1(b) This Registration Statement also includes an indeterminate amount of securities of the class specified above that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrant. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under registration statements previously filed by the Registrant. All such market-making reoffers and resales of these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement. 1(c) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. 1(d) Separate consideration may not be received for registered securities that are issuable on exercise, conversion or exchange of other securities.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Senior
Maximum Aggregate Offering Price	$ 1,664,785,889.70
Carry Forward Form Type	F-3
Carry Forward File Number	333-272447
Carry Forward Initial Effective Date	Sep. 05, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 183,459.41
Offering Note	See Offering Note 1(a)
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Debt
Security Class Title	Senior
Maximum Aggregate Offering Price	$ 17,091,272,710.30
Amount of Registration Fee	$ 2,360,304.76
Offering Note	See Offering Note 1(a)